6. Long-term investments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
LONG-TERM INVESTMENTS
Company's share of the loss of the joint venture	$ 63	$ 24	$ 169	$ 78
Accrued interest expense			207,554
Oyu Tolgoi JV investment carrying value			$ 195,530